WESMARK FUNDS
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  April 4, 2005



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



RE: WesMark Funds (the "Registrant")
        WesMark Small Company Growth Fund
        WesMark Growth Fund
        WesMark Balanced Fund
        WesMark Bond Fund
        WesMark West Virginia Municipal Bond Fund


            1933 Act File No. 333-16157
            1940 Act File No. 811-07925


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2005, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 17 on March 30, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary